Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule Contractual Commitments	The Company has the following contractual commitments:
Year	Description	CAD $	USD $
2020	Equipment lease	1,199	880
2021	Equipment lease	2,397	1,759
2022	Equipment lease	1,199	880

The Company has the following contractual commitments:

Year	Description	CAD $	USD $
2020	Consulting	16,875	12,993
	Office and equipment lease	50,328	38,750
2021	Equipment lease	2,397	1,846
2022	Equipment lease	1,199	923